Revision of previously issued financial statements - Consolidated statements of comprehensive income (Details) - EUR (€) € / shares in Units, € in Thousands	3 Months Ended					6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IFRS Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenue	€ 11,198	€ 10,191	€ 9,661	€ 9,209	€ 9,793	€ 21,389	€ 19,002	€ 28,663	€ 188,672	€ 127,679	€ 48,538
Cost of sales	6,586	6,450	6,828	6,617	6,208	13,036	12,825	19,653	160,448	83,437	26,005
Gross profit	4,612	3,741	2,833	2,592	3,585	8,353	6,177	9,010	28,224	44,242	22,533
Research and development expenses	4,457	4,614	3,821	4,053	4,335	9,071	8,388	12,209	19,297	14,935	9,590
General administrative expenses	9,378	7,906	10,406	10,494	11,596	17,284	22,090	32,496	46,739	40,160	23,160
Selling expenses	2,798	2,394	2,206	1,942	1,949	5,192	3,891	6,097	9,860	8,026	9,254
Impairment of financial assets		116	471	544	71		615	1,086	1,009	3,382	752
Other operating income	657	733	1,011	1,276	366	1,390	1,642	2,653	3,209	2,394	3,781
Other operating expenses	506	1		2	34	507	36	36	86	182	1,284
Real estate transfer tax expenses											1,200
Operating loss	(10,835)	(10,557)	(13,060)	(13,167)	(14,034)	(21,392)	(27,201)	(40,261)	(45,558)	(20,049)	(18,926)
Loss for the period from continuing operations	(11,887)	(11,180)	(13,358)	(13,466)	(14,293)	(23,068)	(27,759)	(41,117)
Net income from discontinued operations, net of tax	1,539	4,601	(8,587)	5,110	9,227	6,140	14,338	5,751
Loss for the period	(10,348)	(6,579)	(21,945)	(8,356)	(5,066)	(16,928)	(13,421)	(35,366)	(46,382)	(21,724)	(21,097)
Total comprehensive loss	€ (10,419)	€ (6,485)	€ (21,859)	€ (8,547)	€ (4,945)	€ (16,905)	€ (13,491)	€ (35,350)	€ (45,839)	€ (21,772)	€ (21,081)
Net loss per share - Basic (in EUR)	€ (0.38)	€ (0.28)	€ (0.97)	€ (0.38)	€ (0.23)	€ (0.64)	€ (0.60)	€ (1.58)	€ (2.04)	€ (1.04)	€ (1.28)
Net loss per share - Diluted (in EUR)	€ (0.38)	€ (0.28)	€ (0.97)	€ (0.38)	€ (0.23)	€ (0.64)	€ (0.60)	€ (1.58)	€ (2.04)	€ (1.04)	€ (1.28)
Previously Reported
IFRS Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenue		€ 10,327	€ 9,993	€ 9,546	€ 9,981		€ 19,527	€ 29,520	€ 189,923	€ 128,381	€ 48,780
Cost of sales		6,450	6,828	6,617	6,208		12,825	19,653	160,448	83,437	26,005
Gross profit		3,877	3,165	2,929	3,773		6,702	9,867	29,475	44,944	22,775
Research and development expenses		4,614	3,821	4,053	4,335		8,388	12,209	19,297	14,935	9,590
General administrative expenses		7,906	10,406	10,494	11,596		22,090	32,496	46,739	40,160	23,160
Selling expenses		2,394	2,206	1,942	1,949		3,891	6,097	9,860	8,026	9,254
Impairment of financial assets		154	502	580	95		675	1,177	1,140	3,738	752
Other operating income		733	1,011	1,276	366		1,642	2,653	3,209	2,394	3,781
Other operating expenses		1		2	34		36	36	86	182	1,284
Real estate transfer tax expenses											1,200
Operating loss		(10,459)	(12,759)	(12,866)	(13,870)		(26,736)	(39,495)	(44,438)	(19,703)	(18,684)
Loss for the period from continuing operations		(11,083)	(13,057)	(13,165)	(14,129)		(27,294)	(40,351)
Net income from discontinued operations, net of tax		4,601	(8,587)	5,145	9,240		14,385	5,798
Loss for the period		(6,482)	(21,644)	(8,020)	(4,889)		(12,909)	(34,553)	(45,262)	(21,378)	(20,855)
Total comprehensive loss		€ (6,388)	€ (21,558)	€ (8,211)	€ (4,768)		€ (12,979)	€ (34,537)	€ (44,719)	€ (21,426)	€ (20,839)
Net loss per share - Basic (in EUR)		€ (0.28)	€ (0.96)	€ (0.37)	€ (0.22)		€ (0.58)	€ (1.55)	€ (1.98)	€ (1.02)	€ (1.27)
Net loss per share - Diluted (in EUR)		€ (0.28)	€ (0.96)	€ (0.37)	€ (0.22)		€ (0.58)	€ (1.55)	€ (1.98)	€ (1.02)	€ (1.27)